Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 480,657	$ 279,431
Property, plant and equipment at end of period	590,795	480,657
Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	564,145	290,062
Additions	286,999	330,798
Effect of movements in exchange rates	(622)	(56,715)
Property, plant and equipment at end of period	851,766	564,145
Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(83,488)	(10,631)
Depreciation for the year	167,507	79,977
Impairment for the year	15,012
Effect of movements in exchange rates	(5,036)	(7,120)
Property, plant and equipment at end of period	(260,971)	(83,488)
Leasehold and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	60,175
Property, plant and equipment at end of period	63,986	60,175
Leasehold and leasehold improvements | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	63,425
Additions	37,935	69,855
Effect of movements in exchange rates	3,119	(6,430)
Property, plant and equipment at end of period	104,479	63,425
Leasehold and leasehold improvements | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,250)
Depreciation for the year	26,667	3,588
Impairment for the year	11,276
Effect of movements in exchange rates	(700)	(338)
Property, plant and equipment at end of period	(40,493)	(3,250)
Furniture, Fixtures and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	60,427	3,302
Property, plant and equipment at end of period	109,908	60,427
Furniture, Fixtures and Office Equipment | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	66,642	6,661
Additions	75,797	65,939
Effect of movements in exchange rates	(791)	(5,958)
Property, plant and equipment at end of period	141,648	66,642
Furniture, Fixtures and Office Equipment | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,215)	(3,359)
Depreciation for the year	22,545	3,477
Impairment for the year	3,736
Effect of movements in exchange rates	(756)	(621)
Property, plant and equipment at end of period	(31,740)	(6,215)
Plant Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	310,484	50,834
Property, plant and equipment at end of period	264,675	310,484
Plant Equipment | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	379,808	58,106
Additions	31,756	136,398
Transfers		217,625
Effect of movements in exchange rates	5,162	(32,321)
Property, plant and equipment at end of period	416,726	379,808
Plant Equipment | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(69,324)	(7,272)
Depreciation for the year	84,898	67,838
Effect of movements in exchange rates	(2,171)	(5,786)
Property, plant and equipment at end of period	(152,051)	(69,324)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	49,571
Additions	31,818
Property, plant and equipment at end of period	152,226	49,571
Vehicles | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	54,270
Additions	141,511	58,606
Effect of movements in exchange rates	(6,868)	(4,336)
Property, plant and equipment at end of period	188,913	54,270
Vehicles | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,699)
Depreciation for the year	33,397	5,074
Effect of movements in exchange rates	(1,409)	(375)
Property, plant and equipment at end of period	$ (36,687)	(4,699)
Assets under construction and installation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		225,295
Assets under construction and installation | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		225,295
Transfers		(217,625)
Effect of movements in exchange rates		$ (7,670)